Supplemental Consolidating Financial Information - Schedule of Condensed Consolidating Statement of Cash Flows (Detail) - USD ($) $ in Thousands		12 Months Ended
	Apr. 23, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from operating activities:		$ 910,031	$ 1,046,170	$ 716,892
Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)		(724,362)	(645,424)	(600,792)
Proceeds from insurance settlements				487,930
Payment on satellite performance incentives from insurance proceeds				(19,199)
Purchase of cost method investment		(25,000)
Other investing activities		8	174	(2,000)
Net cash provided by (used in) investing activities		(749,354)	(645,250)	(134,061)
Cash flows from financing activities:
Repayments of long-term debt		(496,829)	(610,418)	(6,904,162)
Repayment of notes payable to former shareholders				(868)
Payment of premium on early extinguishment of debt			(21,250)	(311,224)
Proceeds from drawdown of long-term debt		430,000	135,000	6,254,688
Debt issuance costs				(84,845)
Proceeds from initial public offering	$ 572,500			572,500
Stock issuance costs				(26,683)
Dividends paid to preferred shareholders		(9,919)	(9,919)	(5,235)
Principal payments on deferred satellite performance incentives		(19,568)	(19,774)	(17,503)
Capital contribution from noncontrolling interest			12,209	12,209
Dividends paid to noncontrolling interest		(8,423)	(8,744)	(8,671)
Other financing activities		1,753	3,893	3,271
Net cash provided by (used in) financing activities		(102,986)	(519,003)	(516,523)
Effect of exchange rate changes on cash and cash equivalents		(9,297)	(6,560)	(6,003)
Net change in cash and cash equivalents		48,394	(124,643)	60,305
Cash and cash equivalents, beginning of period		123,147	247,790	187,485
Cash and cash equivalents, end of period		171,541	123,147	247,790
Intelsat S.A. and Other Parent Guarantors [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from operating activities:		724	(1,366)	(108,561)
Cash flows from investing activities:
Repayment from (disbursements for) intercompany loans		9,538	9,214	(23,644)
Investment in subsidiaries		(7,355)	(3,790)	(11,436)
Dividend from affiliates		19,000	8,300	20,181
Net cash provided by (used in) investing activities		21,183	13,724	(14,899)
Cash flows from financing activities:
Repayments of long-term debt				(353,550)
Repayment of notes payable to former shareholders				(868)
Payment of premium on early extinguishment of debt				(9,395)
Proceeds from (repayment of) intercompany borrowing		(1,430)	(4,233)	(52,391)
Proceeds from initial public offering				572,500
Stock issuance costs				(26,683)
Dividends paid to preferred shareholders		(9,919)	(9,919)	(5,235)
Other financing activities		154	4,231	2,800
Net cash provided by (used in) financing activities		(11,195)	(9,921)	127,178
Effect of exchange rate changes on cash and cash equivalents				(7)
Net change in cash and cash equivalents		10,712	2,437	3,711
Cash and cash equivalents, beginning of period		6,229	3,792	81
Cash and cash equivalents, end of period		16,941	6,229	3,792
Intelsat Luxembourg [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from operating activities:		(251,879)	(270,171)	(622,489)
Cash flows from investing activities:
Investment in subsidiaries		(610,000)		(17,248)
Dividend from affiliates		898,400	279,400	524,812
Net cash provided by (used in) investing activities		288,400	279,400	507,564
Cash flows from financing activities:
Repayments of long-term debt		(17,829)		(5,307,986)
Payment of premium on early extinguishment of debt				(301,762)
Proceeds from drawdown of long-term debt				3,500,000
Proceeds from (repayment of) intercompany borrowing				2,289,335
Debt issuance costs				(44,433)
Dividends to shareholders		(19,000)	(8,300)	(20,181)
Net cash provided by (used in) financing activities		(36,829)	(8,300)	114,973
Net change in cash and cash equivalents		(308)	929	48
Cash and cash equivalents, beginning of period		1,068	139	91
Cash and cash equivalents, end of period		760	1,068	139
Intelsat Jackson [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from operating activities:		1,138,747	1,253,342	1,406,174
Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)		(720,273)	(639,603)	(591,762)
Proceeds from insurance settlements				487,930
Payment on satellite performance incentives from insurance proceeds				(19,199)
Repayment from (disbursements for) intercompany loans		2,064	3,873	(2,223,001)
Investment in subsidiaries		(198)	(194)	(324)
Dividend from affiliates		28,423	33,943	9,811
Purchase of cost method investment		(25,000)
Other investing activities		432	174	(2,000)
Net cash provided by (used in) investing activities		(714,552)	(601,807)	(2,338,545)
Cash flows from financing activities:
Repayments of long-term debt		(479,000)	(586,000)	(1,218,208)
Payment of premium on early extinguishment of debt			(21,250)	(67)
Proceeds from drawdown of long-term debt		430,000	135,000	2,754,688
Proceeds from (repayment of) intercompany borrowing		337,261	(9,214)	20,151
Debt issuance costs				(40,412)
Capital contribution from parent		250,000		17,248
Dividends to shareholders		(898,400)	(279,400)	(524,812)
Principal payments on deferred satellite performance incentives		(18,405)	(18,705)	(16,509)
Other financing activities		1,600	(338)	471
Net cash provided by (used in) financing activities		(376,944)	(779,907)	992,550
Effect of exchange rate changes on cash and cash equivalents		(925)	(1,085)	(468)
Net change in cash and cash equivalents		46,326	(129,457)	59,711
Cash and cash equivalents, beginning of period		63,633	193,090	133,379
Cash and cash equivalents, end of period		109,959	63,633	193,090
Intelsat Jackson Subsidiaries Guarantors [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from operating activities:		1,629,412	1,887,340	1,785,702
Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)		(720,273)	(639,603)	(591,762)
Proceeds from insurance settlements				487,930
Payment on satellite performance incentives from insurance proceeds				(19,199)
Repayment from (disbursements for) intercompany loans		2,064	3,873	(593,753)
Investment in subsidiaries		(40,444)	(194)	(324)
Dividend from affiliates		28,423	33,943	9,811
Purchase of cost method investment		(25,000)
Other investing activities		432	174	(2,000)
Net cash provided by (used in) investing activities		(754,798)	(601,807)	(709,297)
Cash flows from financing activities:
Proceeds from (repayment of) intercompany borrowing				(44,111)
Capital contribution from parent		86,316	103,698	45,062
Dividends to shareholders		(916,697)	(1,473,781)	(1,024,160)
Principal payments on deferred satellite performance incentives		(18,405)	(18,705)	(16,509)
Other financing activities		1,600	(338)	471
Net cash provided by (used in) financing activities		(847,186)	(1,389,126)	(1,039,247)
Effect of exchange rate changes on cash and cash equivalents		(931)	(1,063)	(465)
Net change in cash and cash equivalents		26,497	(104,656)	36,693
Cash and cash equivalents, beginning of period		63,144	167,800	131,107
Cash and cash equivalents, end of period		89,641	63,144	167,800
Non-Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from operating activities:		22,438	64,363	41,767
Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)		(4,089)	(5,821)	(9,030)
Repayment from (disbursements for) intercompany loans		(346,799)		3,493
Other investing activities		(424)
Net cash provided by (used in) investing activities		(351,312)	(5,821)	(5,537)
Cash flows from financing activities:
Repayments of long-term debt			(24,418)	(24,418)
Proceeds from (repayment of) intercompany borrowing		(634)	360	(13,943)
Capital contribution from parent		367,553	3,984	11,760
Dividends to shareholders		(28,423)	(33,943)	(9,811)
Principal payments on deferred satellite performance incentives		(1,163)	(1,069)	(993)
Capital contribution from noncontrolling interest			12,209	12,209
Dividends paid to noncontrolling interest		(8,423)	(8,744)	(8,671)
Net cash provided by (used in) financing activities		328,910	(51,621)	(33,867)
Effect of exchange rate changes on cash and cash equivalents		(8,372)	(5,473)	(5,528)
Net change in cash and cash equivalents		(8,336)	1,448	(3,165)
Cash and cash equivalents, beginning of period		52,217	50,769	53,934
Cash and cash equivalents, end of period		43,881	52,217	50,769
Consolidation and Eliminations [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from operating activities:		(1,629,411)	(1,887,338)	(1,785,701)
Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)		720,273	639,603	591,762
Proceeds from insurance settlements				(487,930)
Payment on satellite performance incentives from insurance proceeds				19,199
Repayment from (disbursements for) intercompany loans		333,133	(16,960)	2,836,905
Investment in subsidiaries		657,997	4,178	29,332
Dividend from affiliates		(974,246)	(355,586)	(564,615)
Purchase of cost method investment		25,000
Other investing activities		(432)	(174)	2,000
Net cash provided by (used in) investing activities		761,725	271,061	2,426,653
Cash flows from financing activities:
Proceeds from (repayment of) intercompany borrowing		(335,197)	13,087	(2,199,041)
Capital contribution from parent		(703,869)	(107,682)	(74,070)
Dividends to shareholders		1,862,520	1,795,424	1,578,964
Principal payments on deferred satellite performance incentives		18,405	18,705	16,508
Other financing activities		(1,601)	338	(471)
Net cash provided by (used in) financing activities		840,258	1,719,872	(678,110)
Effect of exchange rate changes on cash and cash equivalents		931	1,061	465
Net change in cash and cash equivalents		(26,497)	104,656	(36,693)
Cash and cash equivalents, beginning of period		(63,144)	(167,800)	(131,107)
Cash and cash equivalents, end of period		$ (89,641)	$ (63,144)	$ (167,800)